UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund
Fidelity® Series Emerging Markets Debt Local Currency Fund

Semi-Annual Report
June 30, 2023

Contents

Fidelity® Series Emerging Markets Debt Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Debt Local Currency Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Debt Fund
Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	4.8
Petroleos Mexicanos	3.8
Dominican Republic	3.3
Turkish Republic	2.8
Sultanate of Oman	2.8
State of Qatar	2.7
Indonesian Republic	2.7
Colombian Republic	2.4
United Mexican States	2.4
Republic of Nigeria	2.0
29.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® Series Emerging Markets Debt Fund
Schedule of Investments June 30, 2023 (Unaudited) Showing Percentage of Net Assets
Nonconvertible Bonds - 34.3%
	Principal Amount (a)	Value ($)
Argentina - 0.0%
YPF SA 8.75% 4/4/24 (b)	400,400	386,254
Azerbaijan - 1.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	9,951,000	10,085,438
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	3,015,000	3,095,289
TOTAL AZERBAIJAN		13,180,727
Bahrain - 0.7%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	6,889,000	6,978,144
8.375% 11/7/28 (b)	1,065,000	1,119,943
TOTAL BAHRAIN		8,098,087
Brazil - 1.9%
Adecoagro SA 6% 9/21/27 (b)	3,125,000	2,896,625
Azul Secured Finance LLP:
10.875% 5/28/30 (b)	1,600,000	1,273,424
11.5% 5/28/29 (b)	4,565,000	3,841,995
Braskem Netherlands BV 7.25% 2/13/33 (b)	1,275,000	1,246,727
CSN Islands XI Corp. 6.75% 1/28/28 (b)	1,250,000	1,154,250
CSN Resources SA 5.875% 4/8/32 (b)	2,115,000	1,699,403
Embraer Netherlands Finance BV:
5.4% 2/1/27	1,100,000	1,053,437
6.95% 1/17/28 (b)	1,245,000	1,235,663
MARB BondCo PLC 3.95% 1/29/31 (b)	1,295,000	922,688
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,666,925	2,445,509
Natura Cosmeticos SA 4.125% 5/3/28 (b)	1,065,000	921,342
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	2,270,000	2,068,038
VM Holding SA 6.5% 1/18/28 (b)	1,580,000	1,510,575
TOTAL BRAZIL		22,269,676
Burkina Faso - 0.1%
Endeavour Mining PLC 5% 10/14/26 (b)	2,015,000	1,782,046
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	3,200,000	2,995,234
Chile - 1.7%
Antofagasta PLC:
2.375% 10/14/30 (b)	3,865,000	3,132,157
5.625% 5/13/32 (b)	1,390,000	1,374,668
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)	2,000,000	1,759,360
3.15% 1/14/30 (b)	1,645,000	1,455,299
3.15% 1/15/51 (b)	1,865,000	1,302,964
3.7% 1/30/50 (b)	3,765,000	2,839,563
4.5% 8/1/47 (b)	1,970,000	1,678,913
5.125% 2/2/33 (b)	1,575,000	1,552,367
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)	585,000	583,356
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	2,102,393
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	933,000	474,953
5.125% 1/15/28 (b)	3,749,000	1,932,347
TOTAL CHILE		20,188,340
China - 1.7%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,477,606
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	3,430,000	3,329,398
Lenovo Group Ltd. 3.421% 11/2/30 (b)	2,915,000	2,439,884
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,313,305
3.05% 10/28/30 (b)	1,995,000	1,578,963
Prosus NV:
3.061% 7/13/31 (b)	1,675,000	1,303,359
3.832% 2/8/51 (b)	1,590,000	966,784
4.027% 8/3/50 (b)	650,000	403,813
4.193% 1/19/32 (b)	3,505,000	2,926,938
TOTAL CHINA		20,740,050
Colombia - 1.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	5,545,000	3,618,113
Gcm Mining Corp. 6.875% 8/9/26 (b)	3,895,000	2,882,300
GeoPark Ltd. 5.5% 1/17/27 (b)	2,685,000	2,198,129
Oleoducto Central SA 4% 7/14/27 (b)	2,483,000	2,177,020
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	3,041,875	2,707,269
TOTAL COLOMBIA		13,582,831
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	2,280,000	2,252,366
Georgia - 0.3%
JSC Georgian Railway 4% 6/17/28 (b)	3,580,000	3,056,676
Ghana - 1.1%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	7,956,130
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	643,441
10.25% 5/15/26 (b)	5,670,000	4,314,870
TOTAL GHANA		12,914,441
Guatemala - 0.6%
CT Trust 5.125% 2/3/32 (b)	3,975,000	3,189,938
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,755,934
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,050,000	1,569,275
TOTAL GUATEMALA		7,515,147
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	1,070,000	1,056,218
India - 0.4%
CA Magnum Holdings 5.375% 10/31/26 (b)	3,545,000	3,166,252
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)	1,900,000	1,895,820
TOTAL INDIA		5,062,072
Indonesia - 1.7%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)	2,060,000	2,042,181
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	3,120,000	2,931,146
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	3,730,000	3,413,360
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,383,926
PT Freeport Indonesia:
4.763% 4/14/27 (b)	1,225,000	1,179,406
5.315% 4/14/32 (b)	2,085,000	1,965,071
6.2% 4/14/52 (b)	1,420,000	1,279,931
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	2,955,000	2,868,832
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)	1,140,000	1,133,000
TOTAL INDONESIA		20,196,853
Israel - 1.0%
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,219,327
8.5% 9/30/33 (Reg. S) (b)(c)	1,300,000	1,296,750
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)	3,270,000	2,788,950
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	3,640,000	3,545,760
6.5% 6/30/27 (Reg. S) (b)	645,000	615,975
TOTAL ISRAEL		11,466,762
Kazakhstan - 0.8%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,553,268
5.75% 4/19/47 (b)	1,010,000	820,827
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)	3,543,000	2,300,966
14% 6/30/26 pay-in-kind (b)(d)	4,890,591	1,760,613
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	2,897,234
TOTAL KAZAKHSTAN		9,332,908
Kuwait - 0.3%
Meglobal BV 4.25% 11/3/26 (b)	1,930,000	1,849,384
MEGlobal Canada, Inc. 5% 5/18/25 (b)	1,635,000	1,600,240
TOTAL KUWAIT		3,449,624
Luxembourg - 0.1%
TMS Issuer SARL 5.78% 8/23/32 (b)	1,670,000	1,714,840
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	2,912,692
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	906,822
3.75% 4/6/27 (b)	3,090,000	2,891,344
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	2,720,000	1,964,194
3.5% 4/21/30 (b)	1,730,000	1,603,572
TOTAL MALAYSIA		10,278,624
Mauritius - 0.2%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,601,167
Mexico - 4.5%
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	460,000	294,400
7.45% 11/15/29 (b)	1,280,000	853,216
Comision Federal de Electricidad:
3.348% 2/9/31 (b)	735,000	577,115
4.688% 5/15/29 (b)	3,085,000	2,764,900
Petroleos Mexicanos:
6.5% 3/13/27	1,725,000	1,530,938
6.5% 6/2/41	2,587,000	1,632,526
6.625% 6/15/35	15,841,000	10,978,605
6.7% 2/16/32	4,827,000	3,663,452
6.75% 9/21/47	10,407,000	6,503,230
6.875% 10/16/25	2,295,000	2,198,381
6.875% 8/4/26	2,485,000	2,307,944
6.95% 1/28/60	9,575,000	5,922,138
7.69% 1/23/50	16,573,000	11,169,871
TV Azteca SA de CV 8.25% (Reg. S) (e)	10,535,000	3,984,864
TOTAL MEXICO		54,381,580
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)	3,150,000	2,602,467
6.875% 4/25/44 (b)	1,320,000	1,209,872
TOTAL MOROCCO		3,812,339
Nigeria - 0.7%
Access Bank PLC 6.125% 9/21/26 (b)	3,295,000	2,772,874
IHS Holding Ltd. 5.625% 11/29/26 (b)	2,420,000	2,108,135
IHS Netherlands Holdco BV 8% 9/18/27 (b)	3,490,000	3,168,117
TOTAL NIGERIA		8,049,126
Oman - 0.1%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	969,487
Panama - 0.8%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	2,915,000	2,351,618
5.125% 8/11/61 (b)	1,230,000	945,673
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	1,787,050
Cable Onda SA 4.5% 1/30/30 (b)	4,955,000	4,207,984
TOTAL PANAMA		9,292,325
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,486,500
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)	1,235,000	832,933
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	2,100,000	1,807,659
Volcan Compania Minera SAA 4.375% 2/11/26 (b)	1,345,000	988,723
TOTAL PERU		3,629,315
Qatar - 2.1%
Qatar Petroleum:
1.375% 9/12/26 (b)	3,255,000	2,926,597
2.25% 7/12/31 (b)	7,425,000	6,217,101
3.125% 7/12/41 (b)	4,005,000	3,056,296
3.3% 7/12/51 (b)	9,800,000	7,165,662
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	3,305,000	3,128,249
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	2,755,000	2,367,950
TOTAL QATAR		24,861,855
Saudi Arabia - 2.9%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	6,860,000	5,835,185
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	2,260,000	2,304,725
6.51% 2/23/42 (b)	1,685,000	1,742,678
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	2,530,000	2,286,235
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)	4,120,000	3,416,840
3.25% 11/24/50 (b)	4,170,000	2,882,513
3.5% 4/16/29 (b)	11,299,000	10,382,086
4.25% 4/16/39 (b)	3,505,000	3,079,072
4.375% 4/16/49 (b)	3,671,000	3,122,442
TOTAL SAUDI ARABIA		35,051,776
South Africa - 2.6%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	3,515,000	3,265,048
6.75% 8/6/23 (b)	2,812,000	2,793,525
7.125% 2/11/25 (b)	8,380,000	8,226,730
8.45% 8/10/28 (b)	1,310,000	1,242,063
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	3,665,000	2,031,876
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	1,860,000	1,806,060
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	5,555,000	4,921,952
8.75% 5/3/29 (b)	820,000	798,796
Stillwater Mining Co.:
4% 11/16/26 (b)	3,120,000	2,769,187
4.5% 11/16/29 (b)	1,390,000	1,122,870
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	1,985,000	1,767,107
TOTAL SOUTH AFRICA		30,745,214
Tanzania - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	1,915,000	1,809,311
Ukraine - 0.3%
Biz Finance PLC 9.75% 1/22/25 (b)	1,174,000	997,900
NAK Naftogaz Ukraine:
7.375% (Reg. S) (e)	3,687,000	2,083,155
7.625% 11/8/26 (b)	1,235,000	463,125
TOTAL UKRAINE		3,544,180
United Arab Emirates - 2.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	2,460,000	2,064,678
4.696% 4/24/33 (b)	1,945,000	1,927,981
4.875% 4/23/30 (b)	545,000	548,444
DAE Funding LLC 1.55% 8/1/24 (b)	3,570,000	3,373,472
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	1,004,136
3.875% 7/18/29 (Reg. S)	3,900,000	3,682,419
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	5,915,000	4,771,098
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	2,028,421
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	1,515,000	1,363,591
3.375% 3/28/32 (Reg. S)	570,000	512,755
4.375% 11/22/33 (b)	1,715,000	1,654,975
5.084% 5/22/53 (b)	3,040,000	3,017,200
5.5% 4/28/33 (b)	1,620,000	1,699,915
TOTAL UNITED ARAB EMIRATES		27,649,085
United States of America - 0.3%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,201,491
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,626,986
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	1,145,000	944,625
TOTAL UZBEKISTAN		2,571,611
Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% (e)	6,115,000	185,344
5.5% (e)	3,475,000	121,625
6% (b)(e)	15,840,000	491,040
6% (b)(e)	8,980,000	314,300
9.75% (b)(e)	12,585,000	446,768
12.75% (b)(e)	3,065,000	110,340
TOTAL VENEZUELA		1,669,417
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,770,000	2,426,132
TOTAL NONCONVERTIBLE BONDS (Cost $496,753,408)		411,271,687

Government Obligations - 59.9%
		Principal Amount (a)	Value ($)
Angola - 1.6%
Angola Republic:
8% 11/26/29 (b)		2,290,000	1,937,340
8.25% 5/9/28 (b)		5,065,000	4,486,932
8.75% 4/14/32 (b)		2,575,000	2,165,421
9.125% 11/26/49 (b)		3,555,000	2,735,644
9.375% 5/8/48 (b)		3,125,000	2,468,500
9.5% 11/12/25 (b)		5,565,000	5,419,865
TOTAL ANGOLA			19,213,702
Argentina - 1.9%
Argentine Republic:
0.5% 7/9/30 (f)		24,444,632	8,107,551
1% 7/9/29		4,963,783	1,609,953
1.5% 7/9/35 (f)		17,033,027	5,100,881
3.875% 1/9/38 (f)		10,211,997	3,584,207
Buenos Aires Province 5.25% 9/1/37 (b)(f)		3,235,000	1,234,153
Provincia de Cordoba 6.875% 12/10/25 (b)		3,450,368	2,587,776
TOTAL ARGENTINA			22,224,521
Armenia - 0.2%
Republic of Armenia 3.6% 2/2/31 (b)		3,805,000	2,973,037
Bahrain - 0.2%
Bahrain Kingdom 5.625% 5/18/34 (b)		3,055,000	2,653,695
Barbados - 0.2%
Barbados Government 6.5% 10/1/29 (b)		3,170,000	2,955,993
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	1,920,000	1,585,659
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	436,086
3.375% 8/20/50 (b)		965,000	661,488
3.717% 1/25/27 (b)		620,000	588,169
4.75% 2/15/29 (b)		2,270,000	2,213,273
5% 7/15/32 (b)		1,005,000	980,187
TOTAL BERMUDA			4,879,203
Brazil - 1.7%
Brazilian Federative Republic:
3.875% 6/12/30		5,500,000	4,870,470
4.75% 1/14/50		4,150,000	3,053,612
5.625% 2/21/47		2,183,000	1,837,409
6% 10/20/33		1,880,000	1,855,560
7.125% 1/20/37		2,080,000	2,213,390
8.25% 1/20/34		5,204,000	5,963,264
TOTAL BRAZIL			19,793,705
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	3,570,000	2,790,952
Chile - 1.5%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,674,564
3.1% 1/22/61		7,500,000	4,874,475
3.5% 1/31/34		1,775,000	1,559,391
4% 1/31/52		985,000	800,795
4.34% 3/7/42		1,410,000	1,250,952
5.33% 1/5/54		2,835,000	2,809,400
TOTAL CHILE			17,969,577
Colombia - 2.4%
Colombian Republic:
3% 1/30/30		10,600,000	8,258,672
3.125% 4/15/31		4,300,000	3,247,661
3.875% 2/15/61		1,490,000	832,716
4.125% 5/15/51		3,120,000	1,863,670
5% 6/15/45		8,500,000	5,895,175
5.2% 5/15/49		5,390,000	3,736,618
6.125% 1/18/41		1,475,000	1,198,836
7.375% 9/18/37		845,000	804,533
7.5% 2/2/34		1,110,000	1,085,147
8% 4/20/33		1,720,000	1,748,810
TOTAL COLOMBIA			28,671,838
Costa Rica - 1.0%
Costa Rican Republic:
5.625% 4/30/43 (b)		3,955,000	3,389,435
6.125% 2/19/31 (b)		3,720,000	3,689,608
6.55% 4/3/34 (b)		2,750,000	2,755,225
7% 4/4/44 (b)		1,965,000	1,909,941
TOTAL COSTA RICA			11,744,209
Dominican Republic - 3.3%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	6,275,176
4.875% 9/23/32 (b)		6,360,000	5,412,424
5.3% 1/21/41 (b)		2,450,000	1,928,126
5.875% 1/30/60 (b)		5,220,000	4,025,873
5.95% 1/25/27 (b)		4,186,000	4,093,155
6% 7/19/28 (b)		2,999,000	2,916,677
6.4% 6/5/49 (b)		1,662,000	1,411,337
6.5% 2/15/48 (b)		3,345,000	2,889,645
6.85% 1/27/45 (b)		4,046,000	3,662,682
7.05% 2/3/31 (b)		1,215,000	1,210,286
7.45% 4/30/44 (b)		6,031,000	5,885,834
TOTAL DOMINICAN REPUBLIC			39,711,215
Ecuador - 1.0%
Ecuador Republic:
1.5% 7/31/40 (b)(f)		2,800,000	864,640
2.5% 7/31/35 (b)(f)		14,640,000	5,054,899
5.5% 7/31/30 (b)(f)		12,685,000	6,106,940
TOTAL ECUADOR			12,026,479
Egypt - 2.0%
Arab Republic of Egypt:
5.875% 2/16/31 (b)		2,625,000	1,440,023
7.0529% 1/15/32 (b)		830,000	468,909
7.5% 1/31/27 (b)		5,596,000	4,054,918
7.5% 2/16/61 (b)		6,070,000	3,025,713
7.6003% 3/1/29 (b)		8,726,000	5,622,162
7.903% 2/21/48 (b)		3,265,000	1,671,451
8.5% 1/31/47 (b)		7,939,000	4,204,653
8.7002% 3/1/49 (b)		3,665,000	1,963,780
8.875% 5/29/50 (b)		1,945,000	1,043,668
TOTAL EGYPT			23,495,277
El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	299,567
7.1246% 1/20/50 (b)		3,292,000	1,819,126
7.625% 2/1/41 (b)		1,035,000	584,775
7.65% 6/15/35 (b)		1,185,000	696,543
TOTAL EL SALVADOR			3,400,011
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		2,410,000	2,259,881
7% 11/24/31 (b)		3,620,000	2,871,348
TOTAL GABON			5,131,229
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,611,374
Ghana - 0.7%
Ghana Republic:
7.75% (b)(e)		3,695,000	1,562,985
8.125% (b)(e)		1,603,076	719,156
8.125% (b)(e)		6,670,000	2,818,475
8.627% (b)(e)		2,845,000	1,153,875
10.75% 10/14/30 (b)		3,025,000	2,027,658
TOTAL GHANA			8,282,149
Guatemala - 0.6%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	451,496
5.25% 8/10/29 (b)		1,200,000	1,141,104
5.375% 4/24/32 (b)		2,015,000	1,909,636
6.125% 6/1/50 (b)		1,355,000	1,245,096
6.6% 6/13/36 (b)		2,215,000	2,229,398
TOTAL GUATEMALA			6,976,730
Hungary - 1.0%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,281,589
3.125% 9/21/51 (b)		5,810,000	3,605,628
5.25% 6/16/29 (b)		1,585,000	1,539,606
5.5% 6/16/34 (b)		1,650,000	1,598,636
6.25% 9/22/32 (b)		1,125,000	1,152,563
6.75% 9/25/52 (b)		1,150,000	1,185,478
TOTAL HUNGARY			11,363,500
Indonesia - 2.7%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,482,918
5.125% 1/15/45 (b)		3,353,000	3,328,423
5.25% 1/17/42 (b)		3,000,000	2,999,550
5.45% 9/20/52		2,955,000	2,999,680
5.95% 1/8/46 (b)		2,100,000	2,276,505
6.625% 2/17/37 (b)		3,549,000	4,040,537
6.75% 1/15/44 (b)		3,035,000	3,556,413
7.75% 1/17/38 (b)		4,298,000	5,366,698
8.5% 10/12/35 (b)		4,169,000	5,413,113
TOTAL INDONESIA			32,463,837
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	3,125,000	2,846,395
6.125% 6/15/33 (b)		2,050,000	1,789,630
6.375% 3/3/28 (b)		5,580,000	5,365,226
TOTAL IVORY COAST			10,001,251
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		1,685,000	1,936,082
Jordan - 0.7%
Jordanian Kingdom:
5.85% 7/7/30 (b)		2,325,000	2,121,516
6.125% 1/29/26 (b)		985,000	965,182
7.375% 10/10/47 (b)		2,005,000	1,721,333
7.5% 1/13/29 (b)		1,410,000	1,406,264
7.75% 1/15/28 (b)		1,725,000	1,755,567
TOTAL JORDAN			7,969,862
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		3,575,000	2,691,510
6.875% 6/24/24 (b)		3,235,000	3,064,354
7% 5/22/27 (b)		4,840,000	4,345,884
7.25% 2/28/28 (b)		570,000	492,765
8% 5/22/32 (b)		685,000	577,078
TOTAL KENYA			11,171,591
Lebanon - 0.1%
Lebanese Republic:
5.8% (e)		5,875,000	377,234
6% (e)		1,587,000	103,155
6.1% (e)		685,000	43,984
6.375% (e)		7,072,000	456,766
TOTAL LEBANON			981,139
Mexico - 2.4%
United Mexican States:
3.25% 4/16/30		4,960,000	4,408,994
3.75% 1/11/28		3,415,000	3,247,426
4.5% 4/22/29		2,040,000	1,978,474
4.75% 4/27/32		970,000	925,700
5.75% 10/12/2110		3,295,000	2,938,811
6.05% 1/11/40		10,222,000	10,370,219
6.338% 5/4/53		1,695,000	1,725,510
6.35% 2/9/35		2,485,000	2,606,815
TOTAL MEXICO			28,201,949
Mongolia - 0.1%
Mongolia Government 5.125% 4/7/26 (b)		1,240,000	1,156,176
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		2,740,000	2,817,104
Nigeria - 2.0%
Republic of Nigeria:
6.125% 9/28/28 (b)		4,880,000	4,056,695
6.5% 11/28/27 (b)		5,087,000	4,415,872
7.143% 2/23/30 (b)		1,955,000	1,635,318
7.625% 11/21/25 (b)		6,193,000	5,907,193
7.625% 11/28/47 (b)		5,315,000	3,763,445
7.696% 2/23/38 (b)		980,000	731,688
7.875% 2/16/32 (b)		1,635,000	1,366,713
8.375% 3/24/29 (b)		2,435,000	2,186,825
TOTAL NIGERIA			24,063,749
Oman - 2.8%
Sultanate of Oman:
4.75% 6/15/26 (b)		1,002,000	972,571
5.375% 3/8/27 (b)		3,921,000	3,840,267
5.625% 1/17/28 (b)		6,505,000	6,419,004
6% 8/1/29 (b)		3,625,000	3,618,149
6.25% 1/25/31 (b)		1,610,000	1,630,028
6.5% 3/8/47 (b)		8,100,000	7,526,520
6.75% 10/28/27 (b)		1,585,000	1,636,021
6.75% 1/17/48 (b)		7,720,000	7,399,852
TOTAL OMAN			33,042,412
Pakistan - 0.6%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	2,948,775
6.875% 12/5/27 (b)		5,905,000	2,796,962
7.875% 3/31/36 (b)		2,025,000	915,503
TOTAL PAKISTAN			6,661,240
Panama - 1.9%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,863,481
3.16% 1/23/30		3,670,000	3,210,259
3.298% 1/19/33		5,355,000	4,454,878
3.87% 7/23/60		3,880,000	2,555,872
4.3% 4/29/53		1,795,000	1,333,003
4.5% 5/15/47		2,005,000	1,580,862
4.5% 4/16/50		2,680,000	2,062,340
6.4% 2/14/35		2,700,000	2,808,243
6.853% 3/28/54		1,030,000	1,069,552
TOTAL PANAMA			22,938,490
Paraguay - 0.8%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,045,018
4.95% 4/28/31 (b)		3,865,000	3,706,187
5.4% 3/30/50 (b)		3,925,000	3,362,116
5.6% 3/13/48 (b)		1,925,000	1,687,166
TOTAL PARAGUAY			9,800,487
Peru - 1.1%
Peruvian Republic:
2.783% 1/23/31		3,585,000	3,069,513
3% 1/15/34		5,225,000	4,320,709
3.3% 3/11/41		7,075,000	5,428,223
TOTAL PERU			12,818,445
Philippines - 0.7%
Philippine Republic:
2.65% 12/10/45		2,130,000	1,428,634
2.95% 5/5/45		865,000	615,223
5% 7/17/33		1,135,000	1,148,155
5.5% 1/17/48		1,005,000	1,033,080
5.609% 4/13/33		1,670,000	1,758,243
5.95% 10/13/47		2,670,000	2,893,880
TOTAL PHILIPPINES			8,877,215
Poland - 0.3%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		1,050,000	1,039,500
Polish Government 5.5% 4/4/53		1,945,000	1,952,547
TOTAL POLAND			2,992,047
Qatar - 2.7%
State of Qatar:
3.75% 4/16/30 (b)		10,275,000	9,878,899
4% 3/14/29 (b)		3,585,000	3,498,351
4.4% 4/16/50 (b)		9,660,000	8,768,865
4.817% 3/14/49 (b)		8,149,000	7,821,655
5.103% 4/23/48 (b)		2,960,000	2,944,046
TOTAL QATAR			32,911,816
Romania - 1.7%
Romanian Republic:
3% 2/27/27 (b)		2,618,000	2,366,672
3% 2/14/31 (b)		9,651,000	7,986,782
3.375% 1/28/50 (Reg. S)	EUR	3,875,000	2,639,959
3.625% 3/27/32 (b)		2,618,000	2,223,808
4% 2/14/51 (b)		3,100,000	2,206,208
7.125% 1/17/33 (b)		1,150,000	1,219,069
7.625% 1/17/53 (b)		1,138,000	1,254,645
TOTAL ROMANIA			19,897,143
Russia - 0.2%
Ministry of Finance of the Russian Federation:
4.375% (Reg. S) (e)(g)		2,800,000	1,176,000
5.1% (Reg. S) (e)(g)		3,400,000	1,428,000
TOTAL RUSSIA			2,604,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,410,000	2,559,989
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,243,022
3.45% 2/2/61 (b)		2,775,000	1,947,273
3.625% 3/4/28 (b)		1,770,000	1,675,040
3.75% 1/21/55 (b)		3,755,000	2,833,673
4.5% 10/26/46 (b)		3,471,000	3,034,001
4.5% 4/22/60 (b)		2,055,000	1,775,356
4.625% 10/4/47 (b)		3,040,000	2,699,672
TOTAL SAUDI ARABIA			17,208,037
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		2,700,000	2,252,070
6.75% 3/13/48 (b)		1,385,000	988,987
TOTAL SENEGAL			3,241,057
Serbia - 0.5%
Republic of Serbia:
2.125% 12/1/30 (b)		5,110,000	3,911,143
6.25% 5/26/28 (b)		865,000	859,525
6.5% 9/26/33 (b)		1,435,000	1,403,229
TOTAL SERBIA			6,173,897
South Africa - 1.0%
South African Republic:
4.85% 9/30/29		2,130,000	1,870,864
5% 10/12/46		880,000	583,695
5.65% 9/27/47		6,075,000	4,297,091
5.75% 9/30/49		7,030,000	4,968,874
TOTAL SOUTH AFRICA			11,720,524
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(e)		4,350,000	1,892,250
6.825% (b)(e)		3,085,000	1,434,481
6.85% (b)(e)		5,000,000	2,311,800
7.55% (b)(e)		3,405,000	1,481,175
7.85% (b)(e)		6,363,000	2,785,403
TOTAL SRI LANKA			9,905,109
Turkey - 2.8%
Turkish Republic:
4.75% 1/26/26		2,030,000	1,849,350
4.875% 4/16/43		5,290,000	3,385,388
5.125% 2/17/28		3,070,000	2,663,379
5.75% 5/11/47		4,040,000	2,757,462
5.95% 1/15/31		2,685,000	2,259,132
6% 1/14/41		4,622,000	3,389,035
6.125% 10/24/28		2,140,000	1,907,361
6.375% 10/14/25		4,480,000	4,267,514
6.625% 2/17/45		150,000	114,681
6.75% 5/30/40		2,112,000	1,672,810
9.125% 7/13/30		3,825,000	3,784,532
9.375% 3/14/29		5,270,000	5,269,473
9.375% 1/19/33		515,000	515,644
TOTAL TURKEY			33,835,761
Ukraine - 0.9%
Ukraine Government:
6.876% 5/21/31 (b)		3,585,000	809,493
7.253% 3/15/35 (b)		3,445,000	788,113
7.375% 9/25/34 (b)		2,130,000	492,030
7.75% 9/1/24 (b)		9,099,000	2,225,888
7.75% 9/1/25 (b)		9,100,000	2,283,190
7.75% 9/1/26 (b)		5,364,000	1,277,222
7.75% 9/1/27 (b)		1,750,000	413,963
7.75% 9/1/28 (b)		1,895,000	451,313
7.75% 9/1/29 (b)		2,594,000	615,971
7.75% 8/1/41 (b)(d)		2,230,000	888,655
9.75% 11/1/30 (b)		425,000	104,763
TOTAL UKRAINE			10,350,601
United Arab Emirates - 1.4%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		1,740,000	1,711,725
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		13,102,000	9,563,150
3.875% 4/16/50 (b)		2,990,000	2,509,328
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		4,165,000	3,001,965
TOTAL UNITED ARAB EMIRATES			16,786,168
United States of America - 4.8%
U.S. Treasury Bonds:
2.875% 5/15/52		40,530,000	33,587,625
3.25% 5/15/42		9,177,000	8,189,039
3.625% 2/15/53		4,872,000	4,675,598
U.S. Treasury Notes:
3.625% 3/31/30		4,389,000	4,293,333
3.75% 5/31/30		3,633,000	3,582,479
4% 2/28/30		2,772,000	2,770,051
TOTAL UNITED STATES OF AMERICA			57,098,125
Uruguay - 0.5%
Uruguay Republic 5.1% 6/18/50		6,360,000	6,347,852
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,284,007
3.9% 10/19/31 (b)		2,880,000	2,311,200
5.375% 2/20/29 (b)		1,145,000	1,046,118
TOTAL UZBEKISTAN			4,641,325
Venezuela - 0.3%
Venezuelan Republic:
9.25% (e)		27,915,000	2,372,775
11.95% (Reg. S) (e)		17,015,000	1,488,813
12.75% (e)		3,625,000	308,125
TOTAL VENEZUELA			4,169,713
Vietnam - 0.6%
Vietnamese Socialist Republic 5.5% 3/12/28		8,017,750	7,669,860
Zambia - 0.2%
Republic of Zambia:
8.5% (b)(e)		585,000	339,031
8.97% (b)(e)		2,560,000	1,468,698
TOTAL ZAMBIA			1,807,729
TOTAL GOVERNMENT OBLIGATIONS (Cost $860,342,565)			717,275,837

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (g)(h) (Cost $0)	266,460	3

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Brazil - 0.1%
Azul SA (h) (Cost $671,597)	216,200	987,037

Preferred Securities - 1.5%
	Principal Amount (a)	Value ($)
Kuwait - 0.1%
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(i)	1,890,000	1,739,124
Mexico - 0.6%
Banco Mercantil del Norte SA:
6.75% (b)(d)(i)	2,130,000	2,043,892
7.625% (b)(d)(i)	2,545,000	2,341,591
CEMEX S.A.B. de CV 5.125% (b)(d)(i)	3,625,000	3,281,624
TOTAL MEXICO		7,667,107
Russia - 0.1%
Tinkoff Credit Systems 6% (b)(d)(e)(g)(i)	1,625,000	690,625
United Arab Emirates - 0.7%
DP World Salaam 6% (Reg. S) (d)(i)	4,625,000	4,712,324
Emirates NBD Bank PJSC 6.125% (Reg. S) (d)(i)	3,255,000	3,274,183
TOTAL UNITED ARAB EMIRATES		7,986,507
TOTAL PREFERRED SECURITIES (Cost $20,628,758)		18,083,363

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j) (Cost $19,461,148)	19,457,257	19,461,148

TOTAL INVESTMENT IN SECURITIES - 97.4% (Cost $1,397,857,476)	1,167,079,075
NET OTHER ASSETS (LIABILITIES) - 2.6%	31,408,989
NET ASSETS - 100.0%	1,198,488,064

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $768,232,050 or 64.1% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Non-income producing
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	14,215,744	244,917,443	239,672,039	452,362	-	-	19,461,148	0.0%
Total	14,215,744	244,917,443	239,672,039	452,362	-	-	19,461,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	3	-	-	3
Industrials	987,037	987,037	-	-

Corporate Bonds	411,271,687	-	411,271,687	-

Government Obligations	717,275,837	-	714,671,837	2,604,000

Preferred Securities	18,083,363	-	17,392,738	690,625

Money Market Funds	19,461,148	19,461,148	-	-
Total Investments in Securities:	1,167,079,075	20,448,185	1,143,336,262	3,294,628
Fidelity® Series Emerging Markets Debt Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,378,396,328)	$1,147,617,927
Fidelity Central Funds (cost $19,461,148)	19,461,148

Total Investment in Securities (cost $1,397,857,476)		$1,167,079,075
Cash		1,170,174
Foreign currency held at value (cost $21)		21
Receivable for investments sold		3,996,690
Receivable for fund shares sold		9,519,916
Interest receivable		23,537,098
Distributions receivable from Fidelity Central Funds		98,886
Total assets		1,205,401,860
Liabilities
Payable for investments purchased
Regular delivery	$4,348,691
Delayed delivery	1,300,000
Payable for fund shares redeemed	1,263,763
Other payables and accrued expenses	1,342
Total Liabilities		6,913,796
Net Assets		$1,198,488,064
Net Assets consist of:
Paid in capital		$1,612,437,639
Total accumulated earnings (loss)		(413,949,575)
Net Assets		$1,198,488,064
Net Asset Value , offering price and redemption price per share ($1,198,488,064 ÷ 161,916,165 shares)		$7.40

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$476,447
Interest		40,628,242
Income from Fidelity Central Funds		452,362
Income before foreign taxes withheld		$41,557,051
Less foreign taxes withheld		(4,678)
Total Income		41,552,373
Expenses
Custodian fees and expenses	$2,589
Independent trustees' fees and expenses	3,895
Legal	1,325
Total expenses before reductions	7,809
Expense reductions	(3,100)
Total expenses after reductions		4,709
Net Investment income (loss)		41,547,664
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,160,279)
Foreign currency transactions	(2,057)
Total net realized gain (loss)		(29,162,336)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	32,877,099
Assets and liabilities in foreign currencies	3,122
Total change in net unrealized appreciation (depreciation)		32,880,221
Net gain (loss)		3,717,885
Net increase (decrease) in net assets resulting from operations		$45,265,549

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,547,664	$74,504,061
Net realized gain (loss)	(29,162,336)	(93,556,949)
Change in net unrealized appreciation (depreciation)	32,880,221	(187,642,052)
Net increase (decrease) in net assets resulting from operations	45,265,549	(206,694,940)
Distributions to shareholders	(34,878,914)	(66,732,572)

Share transactions
Proceeds from sales of shares	60,708,035	118,610,757
Reinvestment of distributions	34,878,914	66,626,169
Cost of shares redeemed	(68,352,811)	(193,506,975)

Net increase (decrease) in net assets resulting from share transactions	27,234,138	(8,270,049)
Total increase (decrease) in net assets	37,620,773	(281,697,561)

Net Assets
Beginning of period	1,160,867,291	1,442,564,852
End of period	$1,198,488,064	$1,160,867,291

Other Information
Shares
Sold	8,223,595	15,614,535
Issued in reinvestment of distributions	4,731,453	8,801,859
Redeemed	(9,265,105)	(25,220,427)
Net increase (decrease)	3,689,943	(804,033)

Fidelity® Series Emerging Markets Debt Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$9.07	$9.54	$9.60	$9.22	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.261	.470	.456	.519	.604	.576
Net realized and unrealized gain (loss)	.018	(1.779)	(.515)	(.103)	.341	(1.045)
Total from investment operations	.279	(1.309)	(.059)	.416	.945	(.469)
Distributions from net investment income	(.219)	(.421)	(.411)	(.476)	(.565)	(.561)
Total distributions	(.219)	(.421)	(.411)	(.476)	(.565)	(.561)
Net asset value, end of period	$7.40	$7.34	$9.07	$9.54	$9.60	$9.22
Total Return C,D	3.85%	(14.45)%	(.60)%	4.75%	10.46%	(4.66)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	7.15% H	6.12%	4.93%	5.73%	6.35%	5.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,198,488	$1,160,867	$1,442,565	$1,456,242	$1,463,941	$1,254,003
Portfolio turnover rate I	31% H	27%	29%	84%	61% J	43%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
United Mexican States	10.1
Indonesian Republic	9.4
South African Republic	8.7
Malaysian Government	6.9
Brazil Letras Do Tesouro Nacio	5.2
Brazilian Federative Republic	5.2
Polish Government	4.8
Kingdom of Thailand	4.5
Czech Republic	4.4
Colombian Republic	4.3
63.5

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Forward foreign currency contracts - 16.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Schedule of Investments June 30, 2023 (Unaudited) Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 81.5%
		Principal Amount (a)	Value ($)
Brazil - 10.4%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.8628% to 13.7798% 7/1/23 to 1/1/26	BRL	113,020,000	21,037,214
Brazilian Federative Republic:
10% 1/1/25	BRL	28,750,000	5,931,266
10% 1/1/27	BRL	38,000,000	7,876,362
10% 1/1/29	BRL	12,250,000	2,498,477
10% 1/1/31	BRL	10,000,000	2,023,042
10% 1/1/33	BRL	12,550,000	2,514,657
TOTAL BRAZIL			41,881,018
Chile - 2.4%
Chilean Republic:
4.5% 3/1/26	CLP	2,825,000,000	3,425,539
4.7% 9/1/30 (Reg. S) (b)	CLP	1,000,000,000	1,204,654
5% 3/1/35	CLP	950,000,000	1,171,546
6% 4/1/33 (Reg. S) (b)	CLP	1,500,000,000	1,974,405
6% 1/1/43	CLP	1,275,000,000	1,753,518
TOTAL CHILE			9,529,662
China - 4.1%
Peoples Republic of China:
2.68% 5/21/30	CNY	48,750,000	6,733,138
2.88% 2/25/33	CNY	28,000,000	3,917,896
3.12% 10/25/52	CNY	7,500,000	1,044,704
3.81% 9/14/50	CNY	32,250,000	5,004,349
TOTAL CHINA			16,700,087
Colombia - 4.3%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	6,410,344
6% 4/28/28	COP	1,850,000,000	379,367
7% 6/30/32	COP	20,800,000,000	4,077,598
7.25% 10/18/34	COP	6,500,000,000	1,252,023
7.25% 10/26/50	COP	8,500,000,000	1,436,924
7.5% 8/26/26	COP	5,075,000,000	1,139,878
9.25% 5/28/42	COP	12,000,000,000	2,574,481
TOTAL COLOMBIA			17,270,615
Czech Republic - 4.4%
Czech Republic:
0.45% 10/25/23	CZK	42,500,000	1,910,502
0.95% 5/15/30 (Reg. S)	CZK	175,750,000	6,424,505
1.2% 3/13/31	CZK	45,000,000	1,636,765
1.5% 4/24/40	CZK	27,000,000	802,050
2% 10/13/33	CZK	133,500,000	4,928,353
5.7% 5/25/24	CZK	44,500,000	2,039,626
TOTAL CZECH REPUBLIC			17,741,801
Dominican Republic - 0.3%
Dominican Republic:
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	485,445
13.625% 2/3/33 (b)	DOP	38,500,000	858,674
TOTAL DOMINICAN REPUBLIC			1,344,119
Egypt - 0.3%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	36,000,000	879,147
16.1% 5/7/29	EGP	12,000,000	289,276
TOTAL EGYPT			1,168,423
Hungary - 3.1%
Hungarian Republic:
2.25% 6/22/34	HUF	470,000,000	904,075
2.75% 12/22/26	HUF	1,144,000,000	2,780,728
3% 10/27/38	HUF	495,000,000	930,176
3.25% 10/22/31	HUF	892,000,000	2,018,298
5.5% 6/24/25	HUF	400,000,000	1,085,882
6.75% 10/22/28	HUF	1,653,000,000	4,634,338
TOTAL HUNGARY			12,353,497
Indonesia - 9.4%
Indonesian Republic:
6.375% 4/15/32	IDR	51,000,000,000	3,413,607
6.5% 2/15/31	IDR	48,500,000,000	3,264,065
7.125% 6/15/38	IDR	14,250,000,000	1,009,405
7.125% 6/15/42	IDR	28,000,000,000	1,951,931
7.125% 6/15/43	IDR	6,000,000,000	423,212
7.5% 4/15/40	IDR	61,750,000,000	4,435,868
8.25% 5/15/29	IDR	123,500,000,000	9,065,316
8.25% 5/15/36	IDR	44,750,000,000	3,434,403
8.375% 9/15/26	IDR	112,250,000,000	8,014,916
8.375% 3/15/34	IDR	19,788,000,000	1,515,859
8.375% 4/15/39	IDR	17,250,000,000	1,335,818
TOTAL INDONESIA			37,864,400
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	440,000,000	891,890
Malaysia - 6.9%
Malaysian Government:
3.519% 4/20/28	MYR	12,250,000	2,612,406
3.582% 7/15/32	MYR	25,750,000	5,397,763
3.757% 5/22/40	MYR	10,000,000	2,041,585
3.828% 7/5/34	MYR	14,300,000	3,017,017
3.885% 8/15/29	MYR	13,000,000	2,798,558
4.065% 6/15/50	MYR	14,500,000	3,020,008
4.696% 10/15/42	MYR	6,450,000	1,489,463
4.762% 4/7/37	MYR	20,000,000	4,597,622
4.893% 6/8/38	MYR	12,000,000	2,818,091
TOTAL MALAYSIA			27,792,513
Mexico - 10.1%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	14,640,093
7.75% 11/23/34	MXN	64,000,000	3,486,050
7.75% 11/13/42	MXN	120,750,000	6,327,823
8% 9/5/24	MXN	60,000,000	3,392,934
8% 7/31/53	MXN	22,000,000	1,166,545
8.5% 5/31/29	MXN	205,250,000	11,863,779
TOTAL MEXICO			40,877,224
Peru - 2.9%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	519,868
5.4% 8/12/34(Reg. S)	PEN	13,100,000	3,195,111
5.94% 2/12/29	PEN	5,250,000	1,419,425
6.35% 8/12/28	PEN	9,900,000	2,762,929
6.9% 8/12/37	PEN	2,500,000	682,087
6.95% 8/12/31	PEN	11,500,000	3,220,754
TOTAL PERU			11,800,174
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	30,000,000	529,891
Poland - 4.8%
Polish Government:
1.25% 10/25/30	PLN	15,700,000	2,873,452
1.75% 4/25/32	PLN	18,750,000	3,359,962
2.5% 7/25/26	PLN	19,500,000	4,380,936
2.5% 7/25/27	PLN	15,000,000	3,272,187
2.75% 4/25/28	PLN	10,500,000	2,277,283
2.75% 10/25/29	PLN	7,000,000	1,468,124
6% 10/25/33	PLN	7,750,000	1,935,427
TOTAL POLAND			19,567,371
Romania - 3.7%
Romanian Republic:
3.65% 9/24/31	RON	17,750,000	3,155,041
4.75% 2/24/25	RON	15,550,000	3,340,203
4.75% 10/11/34	RON	11,500,000	2,130,753
5% 2/12/29	RON	24,200,000	4,904,024
5.8% 7/26/27	RON	2,750,000	587,306
6.7% 2/25/32	RON	3,750,000	818,895
TOTAL ROMANIA			14,936,222
South Africa - 8.7%
South African Republic:
6.25% 3/31/36	ZAR	33,000,000	1,118,500
6.5% 2/28/41	ZAR	39,000,000	1,225,459
7% 2/28/31	ZAR	98,750,000	4,199,556
8% 1/31/30	ZAR	249,000,000	11,687,378
8.75% 2/28/48	ZAR	163,750,000	6,315,105
8.875% 2/28/35	ZAR	173,250,000	7,536,255
10.5% 12/21/26	ZAR	57,500,000	3,173,103
TOTAL SOUTH AFRICA			35,255,356
Thailand - 4.5%
Kingdom of Thailand:
1.585% 12/17/35	THB	82,750,000	2,047,080
1.6% 6/17/35	THB	180,750,000	4,515,924
2% 12/17/31	THB	94,500,000	2,568,303
2% 6/17/42	THB	45,000,000	1,084,279
2.875% 6/17/46	THB	44,400,000	1,185,684
3.3% 6/17/38	THB	164,250,000	4,864,812
3.775% 6/25/32	THB	60,000,000	1,861,906
TOTAL THAILAND			18,127,988
Turkey - 0.5%
Turkish Republic:
10.5% 8/11/27	TRY	19,000,000	657,282
10.6% 2/11/26	TRY	26,000,000	920,425
11.7% 11/13/30	TRY	13,000,000	460,212
TOTAL TURKEY			2,037,919
Uruguay - 0.4%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	774,249
8.5% 3/15/28 (Reg. S)	UYU	34,750,000	888,381
TOTAL URUGUAY			1,662,630
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $333,571,761)			329,332,800

Supranational Obligations - 0.8%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	977,336
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	978,428
5.7% 11/12/24	INR	105,000,000	1,252,662
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,655,079)			3,208,426

Money Market Funds - 15.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c) (Cost $62,585,242)	62,572,727	62,585,242

TOTAL INVESTMENT IN SECURITIES - 97.8% (Cost $399,812,082)	395,126,468
NET OTHER ASSETS (LIABILITIES) - 2.2%	8,966,453
NET ASSETS - 100.0%	404,092,921

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	1,016,646	ZAR	19,211,661	JPMorgan Chase Bank, N.A.	7/05/23	(4,097)
BRL	6,136,000	USD	1,236,521	Citibank, N. A.	9/14/23	28,302
CLP	3,791,530,000	USD	4,795,581	Citibank, N. A.	9/14/23	(108,658)
CNY	7,014,000	USD	989,350	BNP Paribas S.A.	9/14/23	(14,460)
CNY	14,042,000	USD	1,975,690	BNP Paribas S.A.	9/14/23	(23,964)
CNY	15,082,000	USD	2,130,226	BNP Paribas S.A.	9/14/23	(33,948)
CNY	35,415,000	USD	4,981,363	Bank of America, N.A.	9/14/23	(58,960)
CNY	14,893,000	USD	2,104,125	Goldman Sachs Bank USA	9/14/23	(34,117)
CNY	43,829,000	USD	6,140,666	Goldman Sachs Bank USA	9/14/23	(48,783)
COP	7,925,100,000	USD	1,870,009	Bank of America, N.A.	9/14/23	(7,960)
CZK	75,294,000	USD	3,405,703	BNP Paribas S.A.	9/14/23	39,555
HUF	845,491,000	USD	2,409,292	Bank of America, N.A.	9/14/23	23,119
HUF	170,723,000	USD	494,515	HSBC Bank	9/14/23	(3,359)
IDR	44,595,800,000	USD	2,980,007	BNP Paribas S.A.	9/14/23	(7,295)
IDR	18,695,600,000	USD	1,249,539	BNP Paribas S.A.	9/14/23	(3,309)
ILS	3,664,000	USD	1,033,957	Goldman Sachs Bank USA	9/14/23	(42,803)
INR	85,348,000	USD	1,031,770	BNP Paribas S.A.	9/14/23	5,709
INR	144,563,000	USD	1,747,851	State Street Bank and Trust Co	9/14/23	9,438
KRW	1,314,200,000	USD	1,025,317	State Street Bank and Trust Co	9/14/23	(24,037)
MXN	57,666,000	USD	3,270,273	State Street Bank and Trust Co	9/14/23	52,522
MYR	7,199,000	USD	1,552,512	Goldman Sachs Bank USA	9/14/23	(2,055)
MYR	62,593,000	USD	13,656,158	Goldman Sachs Bank USA	9/14/23	(175,423)
PEN	10,613,000	USD	2,899,489	Bank of America, N.A.	9/14/23	9,131
PEN	3,741,000	USD	1,023,669	Citibank, N. A.	9/14/23	1,597
PHP	44,576,000	USD	792,949	HSBC Bank	9/14/23	11,904
PLN	12,524,000	USD	3,077,554	Citibank, N. A.	9/14/23	(8,328)
PLN	5,095,000	USD	1,260,282	Citibank, N. A.	9/14/23	(11,663)
PLN	45,935,000	USD	11,087,906	State Street Bank and Trust Co	9/14/23	169,275
RON	8,585,000	USD	1,858,745	BNP Paribas S.A.	9/14/23	26,876
RON	9,258,000	USD	2,036,023	BNP Paribas S.A.	9/14/23	(2,584)
THB	56,062,000	USD	1,596,867	JPMorgan Chase Bank, N.A.	9/14/23	1,217
THB	732,950,000	USD	21,414,380	JPMorgan Chase Bank, N.A.	9/14/23	(521,166)
USD	1,255,833	BRL	6,136,000	Bank of America, N.A.	9/14/23	(8,990)
USD	2,052,215	CLP	1,654,085,000	Bank of America, N.A.	9/14/23	7,508
USD	2,628,275	CLP	2,137,445,000	State Street Bank and Trust Co	9/14/23	(13,940)
USD	840,780	COP	3,591,600,000	Bank of America, N.A.	9/14/23	(3,088)
USD	1,011,319	COP	4,333,500,000	Citibank, N. A.	9/14/23	(6,863)
USD	1,030,557	CZK	22,825,000	BNP Paribas S.A.	9/14/23	(13,856)
USD	2,053,172	CZK	44,825,000	BNP Paribas S.A.	9/14/23	2,096
USD	2,417,022	HUF	845,491,000	BNP Paribas S.A.	9/14/23	(15,390)
USD	2,040,689	IDR	30,528,700,000	Goldman Sachs Bank USA	9/14/23	5,676
USD	945,179	IDR	14,067,100,000	State Street Bank and Trust Co	9/14/23	7,480
USD	1,032,507	ILS	3,664,000	Goldman Sachs Bank USA	9/14/23	41,353
USD	2,064,580	INR	169,822,000	HSBC Bank	9/14/23	246
USD	1,032,567	KRW	1,314,200,000	BNP Paribas S.A.	9/14/23	31,288
USD	3,305,371	MXN	57,666,000	Citibank, N. A.	9/14/23	(17,424)
USD	3,575,581	MYR	16,605,000	State Street Bank and Trust Co	9/14/23	(659)
USD	1,439,293	PEN	5,293,000	BNP Paribas S.A.	9/14/23	(11,317)
USD	1,018,292	PHP	56,892,000	Bank of America, N.A.	9/14/23	(8,934)
USD	1,224,409	PLN	5,018,000	BNP Paribas S.A.	9/14/23	(5,340)
USD	2,255,143	PLN	9,332,000	State Street Bank and Trust Co	9/14/23	(31,828)
USD	2,257,742	RON	10,280,000	Goldman Sachs Bank USA	9/14/23	(170)
USD	762,949	ZAR	14,419,000	Citibank, N. A.	9/14/23	2,446
USD	1,330,527	ZAR	24,801,000	Goldman Sachs Bank USA	9/14/23	22,443
USD	611,364	ZAR	11,638,000	JPMorgan Chase Bank, N.A.	9/14/23	(2,461)
ZAR	8,028,000	USD	433,963	Brown Brothers Harriman & Co	9/14/23	(10,540)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(788,588)

Unrealized Appreciation						499,181
Unrealized Depreciation						(1,287,769)

For the period, the average contract value for forward foreign currency contracts was $185,652,429. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
KRW	-	Korean won
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,037,733 or 1.0% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	52,392,505	117,636,594	107,443,857	971,982	-	-	62,585,242	0.2%
Total	52,392,505	117,636,594	107,443,857	971,982	-	-	62,585,242

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	329,332,800	-	329,332,800	-

Supranational Obligations	3,208,426	-	3,208,426	-

Money Market Funds	62,585,242	62,585,242	-	-
Total Investments in Securities:	395,126,468	62,585,242	332,541,226	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	499,181	-	499,181	-
Total Assets	499,181	-	499,181	-

Liabilities
Forward Foreign Currency Contracts	(1,287,769)	-	(1,287,769)	-
Total Liabilities	(1,287,769)	-	(1,287,769)	-
Total Derivative Instruments:	(788,588)	-	(788,588)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	499,181	(1,287,769)
Total Foreign Exchange Risk	499,181	(1,287,769)
Total Value of Derivatives	499,181	(1,287,769)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Fidelity® Series Emerging Markets Debt Local Currency Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $337,226,840)	$332,541,226
Fidelity Central Funds (cost $62,585,242)	62,585,242

Total Investment in Securities (cost $399,812,082)		$395,126,468
Segregated cash with brokers for derivative instruments		1,080,000
Foreign currency held at value (cost $2,680,549)		2,671,762
Receivable for investments sold		982,891
Unrealized appreciation on forward foreign currency contracts		499,181
Receivable for fund shares sold		111,442
Reclaims receivable		326,981
Interest receivable		6,466,650
Distributions receivable from Fidelity Central Funds		218,588
Receivable from investment adviser for expense reductions		5,182
Total assets		407,489,145
Liabilities
Payable for investments purchased	$300,000
Unrealized depreciation on forward foreign currency contracts	1,287,769
Payable for fund shares redeemed	1,741,061
Other payables and accrued expenses	67,394
Total Liabilities		3,396,224
Net Assets		$404,092,921
Net Assets consist of:
Paid in capital		$442,213,663
Total accumulated earnings (loss)		(38,120,742)
Net Assets		$404,092,921
Net Asset Value , offering price and redemption price per share ($404,092,921 ÷ 42,968,128 shares)		$9.40

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Interest		$11,476,123
Income from Fidelity Central Funds		971,982
Income before foreign taxes withheld		$12,448,105
Less foreign taxes withheld		(27,108)
Total Income		12,420,997
Expenses
Custodian fees and expenses	$35,263
Independent trustees' fees and expenses	1,304
Total expenses before reductions	36,567
Expense reductions	(32,951)
Total expenses after reductions		3,616
Net Investment income (loss)		12,417,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $13,666)	(11,378,457)
Forward foreign currency contracts	3,829,762
Foreign currency transactions	(69,683)
Total net realized gain (loss)		(7,618,378)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $49,633)	30,667,218
Forward foreign currency contracts	(4,105,839)
Assets and liabilities in foreign currencies	94,324
Total change in net unrealized appreciation (depreciation)		26,655,703
Net gain (loss)		19,037,325
Net increase (decrease) in net assets resulting from operations		$31,454,706

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,417,381	$20,925,997
Net realized gain (loss)	(7,618,378)	(52,168,810)
Change in net unrealized appreciation (depreciation)	26,655,703	(6,006,477)
Net increase (decrease) in net assets resulting from operations	31,454,706	(37,249,290)

Share transactions
Proceeds from sales of shares	16,513,795	38,013,375
Cost of shares redeemed	(27,168,404)	(100,779,866)

Net increase (decrease) in net assets resulting from share transactions	(10,654,609)	(62,766,491)
Total increase (decrease) in net assets	20,800,097	(100,015,781)

Net Assets
Beginning of period	383,292,824	483,308,605
End of period	$404,092,921	$383,292,824

Other Information
Shares
Sold	1,826,052	4,444,382
Redeemed	(2,987,790)	(11,553,598)
Net increase (decrease)	(1,161,738)	(7,109,216)

Fidelity® Series Emerging Markets Debt Local Currency Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.69	$9.43	$10.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.285	.445	.439	.067
Net realized and unrealized gain (loss)	.425	(1.185)	(1.358)	.806
Total from investment operations	.710	(.740)	(.919)	.873
Distributions from net investment income	-	-	(.456)	(.063)
Distributions from net realized gain	-	-	(.005)	-
Total distributions	-	-	(.461)	(.063)
Net asset value, end of period	$9.40	$8.69	$9.43	$10.81
Total Return D,E	8.17%	(7.85)%	(8.56)%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H	.02%	.03%	.04% H
Expenses net of fee waivers, if any I	-% H	-%	-%	-% H
Expenses net of all reductions I	-% H	-%	-%	-% H
Net investment income (loss)	6.31% H	5.17%	4.31%	3.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$404,093	$383,293	$483,309	$492,748
Portfolio turnover rate J	72% H	53%	65%	17% K

A For the period October 30, 2020 (commencement of operations) through December 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.

Fidelity Series Emerging Markets Debt Fund and Fidelity Series Emerging Markets Debt Local Currency Fund (the Funds) are funds of Fidelity Hastings Street Trust (the Trust). Fidelity Series Emerging Markets Debt Local Currency Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.   Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fidelity Series Emerging Markets Debt Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Debt Local Currency Fund is subject to a tax imposed on capital gains by certain countries in which it invest.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Debt Fund	$1,379,584,668	$20,630,024	$ (233,135,617)	$ (212,505,593)
Fidelity Series Emerging Markets Debt Local Currency Fund	402,142,733	17,322,541	(25,127,394)	(7,804,853)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Series Emerging Markets Debt Fund	$ (25,121,339)	$ (150,442,752)	$ (175,564,091)
Fidelity Series Emerging Markets Debt Local Currency Fund	(13,077,030)	(18,931,006)	(32,008,036)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period November 1, 2022 to December 31, 2022. Loss deferrals were as follows
Ordinary losses
Fidelity Series Emerging Markets Debt Local Currency Fund	$153,679

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Debt Fund	165,846,569	169,866,621
Fidelity Series Emerging Markets Debt Local Currency Fund	120,841,911	137,608,834

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Series Emerging Markets Debt Local Currency Fund	3,255

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Debt Local Currency Fund	.003%	$ 29,316

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Debt Fund	$ 3,100
Fidelity Series Emerging Markets Debt Local Currency Fund	3,635
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® Series Emerging Markets Debt Fund	-%- D
Actual		$ 1,000	$ 1,038.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity® Series Emerging Markets Debt Local Currency Fund	-%- D
Actual		$ 1,000	$ 1,081.70	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Emerging Markets Debt Fund
Fidelity Series Emerging Markets Debt Local Currency Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of each fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.924253.112
SED-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023